Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the balance of unrecognized tax benefits
Balance, beginning of the period	$ 1,935	$ 4,558	$ 5,894
Additions based on tax positions related to the current year	250	150	150
Additions for tax positions related to prior years	215	509	321
Deductions for tax positions related to prior years	(187)	(1,945)	(1,807)
Deductions for tax positions effectively settled		(1,337)
Balance, end of period	2,213	1,935	4,558
Interest related to unrecognized tax benefits	0	300	300
Unrecognized tax benefits would favorably impact the effective tax rate if recognized	$ 2,200	$ 1,900	$ 4,600